Subsequent Events - Silver Purchase Agreement, Silver Stream Equity Subscription, Redemptions Backstop Facility (Details) - CIK0001853021 Metals Acquisition Corp [Member]	Mar. 20, 2023 USD ($) oz t
Subsequent Event
Upfront cash deposit	$ 75,000,000
Increase in upfront cash deposit	$ 15,000,000
Period of achievement	10 days
Percent of payable silver	100.00%
Percent of produced silver at the CSA Mine	90.00%
Ounce to be quoted on silver price | t	25.50
Percent of refined silver price for each ounce	4.00%
ROFR term	7 years
Percentage of issued share capital in ROFR	5.00%
Subsequent Event [Member]
Subsequent Event
Upfront cash deposit	$ 75,000,000
Increase in upfront cash deposit	$ 15,000,000
Percent of payable silver	100.00%
Percent of produced silver at the CSA Mine	90.00%
Ounce to be quoted on silver price | oz	25.50
Percent of refined silver price for each ounce	4.00%
ROFR term	7 years
Percentage of issued share capital in ROFR	5.00%